Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and contingencies [abstract]
Leasing commitments
(USD millions)	2020

2021	449

2022	691

2023	325

2024	483

2025	281

Thereafter	3 003

Total	5 232